Revenue	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

Note 2 – Revenue

The Company records revenue net of discounts, which primarily consist of trade promotions, certain customer allowances and early pay discounts.

Revenue channels

The Company groups its revenue channels into three categories: Digital, which includes the sale of product to online retailers such as Amazon and Chewy, as well as Brick & Mortar, which primarily includes the sale of product to Pet Specialty retailers, independent pet stores, and regional distributors; and International, which includes the sale of product to foreign distribution partners and to select international retailers (transacted in U.S. dollars).

Information about the Company’s net sales by revenue channel is as follows (in thousands):

	Three months ended December 31,
	2025		2024
Digital (1)	$2,583	92%	$—	—%
International (2)	124	4%	—	—%
Brick & Mortar (3)	100	4%	—	—%
Net Sales (4)	$2,807	100%	$—	—%

(1)	The Company’s Digital channel includes two wholesale customers that amounted to greater than 10% of the Company’s total net sales for the three months ended December 31, 2025.

(2)	None of the Company’s International customers represented greater than 10% of net sales for the three months ended December 31, 2025.

(3)	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales for the three months ended December 31, 2025.

(4)	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the three months ended December 31, 2025 and the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.

Note 2 – Revenue

The Company records revenue net of discounts, which primarily consist of trade promotions, certain customer allowances and early pay discounts. The Company excludes sales taxes collected from revenues. Retail-partner based customers are not subject to sales tax.

Revenue channels

The Company groups its revenue channels into three categories: Digital, which includes the sale of product to online retailers such as Amazon and Chewy, as well as Brick & Mortar, which primarily includes the sale of product to Pet Specialty retailers, independent pet stores, and regional distributors; and International, which includes the sale of product to foreign distribution partners and to select international retailers (transacted in U.S. dollars).

Information about the Company’s net sales by revenue channel is as follows (in thousands):

	Year Ended September 30,
	2025		2024
Digital (1)	$5,038	77%	$—	—%
International (2)	$1,009	15%	$—	—%
Brick & Mortar (3)	$487	8%	$—	—%
Net Sales (4)	$6,534	100%	$—	—%

(1)	The Company’s Digital channel includes two wholesale customers that amounted to greater than 10% of the Company’s total net sales for the year ended September 30, 2025.

(2)	One of the Company’s International customers amounted to greater than 10% of the Company’s total net sales and represented $0.8 million of net sales for the year ended September 30, 2025.

(3)	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales for the year ended September 30, 2025.

(4)	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.